Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Assets, fair value		$ 276,119,979
Liabilities:
Liabilities, fair value	$ 335,745	5,044,441
Cash and securities held in Trust Account
Assets:
Assets, fair value		276,119,979
Quoted Prices in Active Markets (Level 1)
Assets:
Assets, fair value		276,119,979
Quoted Prices in Active Markets (Level 1) | Cash and securities held in Trust Account
Assets:
Assets, fair value		276,119,979
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	335,745	5,044,441
Warrant liability – Private Placement Warrants
Liabilities:
Liabilities, fair value	335,745	5,044,441
Warrant liability – Private Placement Warrants | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities, fair value	$ 335,745	$ 5,044,441